Stockholders' Equity - Additional Information (Detail) $ / shares in Units, $ in Millions				12 Months Ended
	Jun. 08, 2021 USD ($)	Mar. 25, 2021 USD ($) shares	Jul. 18, 2016	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2018	Mar. 26, 2020 USD ($) $ / shares shares
Disclosure of Classes of Share Capital [Line Items]
Percentage of net income allocation toward legal reserve				5.00%
Legal reserve				$ 93
Non-controlling interest and perpetual debentures				408	$ 444
Coupon payment on perpetual debentures				(2,549)	(2,365)
Share price | $ / shares									$ 0.22
Treasury shares				5	14				$ 83
Issuance of subordinated notes					$ 994
Mandatory Convertible Securities [member] | Mandatory Convertible Securities 2019 [member]
Disclosure of Classes of Share Capital [Line Items]
Borrowings interest rate									3.72%
Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures				$ 1,687
Mexican peso [Member]
Disclosure of Classes of Share Capital [Line Items]
Closing foreign exchange rate				19.5	20.5	19.89
Coupon Payment [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures					$ 11	$ 24
Two Thousand And Nineteen Treasury Repurchase Program [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized									$ 500
Two Thousand And Twenty Treasury Repurchase Program [Member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares repurchase amount authorized		$ 500
Number of shares repurchased | shares		1,134,000,000
Shares authorized to guarantee the conversion of then existing convertible securities | shares		3,409,500,000
Retained earnings [member]
Disclosure of Classes of Share Capital [Line Items]
Restitution of retained earnings						2,481
Non-controlling Interest [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures				$ 408	444
Net income attributable to noncontroling interest				27	$ 25	21
Subordinated Notes [Member]
Disclosure of Classes of Share Capital [Line Items]
Coupon payment on perpetual debentures				54
Issuance of subordinated notes	$ 1,000			$ 994
Percentage of issuance on subordinated note	5.125%
Perpetual Subordinated Bonds [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest and perpetual debentures						$ 449
CEMEX Holdings Philippines, Inc. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage							33.22%	45.00%
Percentage of outstanding common shares owned by the subsidiary			45.00%
Reduction in non-controlling interest						22.16%
CEMEX Latam Holdings, S.A. [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage				4.70%	7.74%
Caribbean TCL [member] | Trinidad Cement Limited [member]
Disclosure of Classes of Share Capital [Line Items]
Non-controlling interest ownership percentage				30.17%	30.17%
CPO [Member]
Disclosure of Classes of Share Capital [Line Items]
Number of shares cumulatively repurchased | shares									378,200,000
CPO [Member] | Parent [member]
Disclosure of Classes of Share Capital [Line Items]
Treasury shares				$ 8	$ 14
Investment in shares held by the subsidiary | shares				(20,541,277)	(20,541,277)